UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if Amendment |_|; Amendment Number:_________
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:       847-402-5169

Signature, Place, and Date of Signing:

    /s/  PAUL SCHUTT               NORTHBROOK,IL.               11/13/2007
    ----------------------       ------------------            ------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                ONE
                                                  ------------------------

Form 13F Information Table Entry Total:           67
                                                  ------------------------

Form 13F Information Table Value Total:           472,290 (THOUSAND)
                                                  ------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number    Name

1       028-10298               ALLSTATE INVESTMENTS LLC

FORM 13F REPORT
NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

       COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
-----------------------   --------------   ---------   --------   ---------------------   ----------   --------  ------------------
                                                        VALUE      SHRS OR    SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
    NAME OF ISSUER         TITLE CLASS       CUSIP     (x$1000)    PRN AMT    PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------   --------------   ---------   --------   ----------  ---  ----   ----------   --------  ----  ------  ----
HARRIS CORP.              COMMON           413875105      767         13,272   SH          DEFINED         1        X
HEWLETT PACKARD           COMMON           428236103      747         15,000   SH          DEFINED         1        X
REINSURANCE GROUP
   AMERICA INC            COMMON           759351109    6,236        110,000   SH          DEFINED         1        X
SCHERING-PLOUGH           NON-REDEEM P/S   806605705    1,524          5,500   SH          DEFINED         1        X
SVB FINANCIAL GROUP       COMMON           78486Q101    3,315         70,000   SH          DEFINED         1        X
TRANSOCEAN INC.           COMMON FOREIGN   G90078109    1,526         13,500   SH          DEFINED         1        X
TRAVELERS COMPANIES INC   COMMON           89417E109    1,007         20,000   SH          DEFINED         1        X
3M COMPANY 0%
   11/21/2032             DEBT             88579YAB7   15,355     16,600,000   PRN         DEFINED         1        X
AFFILIATED MANAGERS
   GRP 2.793750%
   02/25/2033             DEBT             008252AE8    1,089        350,000   PRN         DEFINED         1        X
ALLERGAN INC 1.500000%
   04/01/2026             DEBT             018490AL6    4,625      4,000,000   PRN         DEFINED         1        X
ALZA CORP 0% 07/28/2020   DEBT             02261WAB5    5,866      6,500,000   PRN         DEFINED         1        X
AMDOCS LIMITED
   .500000% 03/15/2024    DEBT             02342TAD1    8,157      7,750,000   PRN         DEFINED         1        X
AMERICAN FINANCIAL
   GROUP 1.486100%
   06/02/2033             DEBT             025932AD6    6,566     13,100,000   PRN         DEFINED         1        X
AMGEN INC .375000%
   02/01/2013             DEBT             031162AQ3    4,089      4,500,000   PRN         DEFINED         1        X
AON CORP 3.500000%
   11/15/2012             DEBT             037389AT0      573        275,000   PRN         DEFINED         1        X
BEST BUY 2.250000%
   01/15/2022             DEBT             086516AF8   10,438      9,500,000   PRN         DEFINED         1        X
BLACKROCK INC
   2.625000% 02/15/2035   DEBT             09247XAB7   10,098      5,750,000   PRN         DEFINED         1        X
BRISTOL-MYERS SQUIBB
   2.510000% 09/15/2023   DEBT             110122AN8   15,559     15,500,000   PRN         DEFINED         1        X
CAMERON INTL CORP
   2.500000% 06/15/2026   DEBT             13342BAB1   14,788     10,000,000   PRN         DEFINED         1        X
CARNIVAL CORP
   1.132000% 04/29/2033   DEBT             143658AV4    9,987     14,500,000   PRN         DEFINED         1        X
CARNIVAL CORP
   2.000000% 04/15/2021   DEBT             143658AN2    6,281      5,000,000   PRN         DEFINED         1        X
CENTERPOINT ENERGY INC
   3.750000% 05/15/2023   DEBT             15189TAM9   13,932      9,650,000   PRN         DEFINED         1        X
COSTCO WHOLESALE CORP
   0% 08/19/2017          DEBT             22160QAC6      446        320,000   PRN         DEFINED         1        X
DANAHER CORP 0%
   01/22/2021             DEBT             235851AF9   13,663     11,350,000   PRN         DEFINED         1        X
DEVON ENERGY
   CORPORATION
   4.900000% 08/15/2008   DEBT             25179MAA1   11,351      6,500,000   PRN         DEFINED         1        X
DEVON ENERGY
   CORPORATION
   4.950000% 08/15/2008   DEBT             25179MAB9    1,048        600,000   PRN         DEFINED         1        X
DOMINION RESOURCES INC
   2.125000% 12/15/2023   DEBT             25746UAT6    6,303      5,475,000   PRN         DEFINED         1        X
FISHER SCIENTIFIC INTL
   3.250000% 03/01/2024   DEBT             338032AX3   13,271      8,500,000   PRN         DEFINED         1        X
FLUOR CORP 1.500000%
   02/15/2024             DEBT             343412AA0      901        350,000   PRN         DEFINED         1        X
GENZYME CORP 1.250000%
   12/01/2023             DEBT             372917AN4   12,056     11,400,000   PRN         DEFINED         1        X
GILEAD SCIENCES INC
   .625000% 05/01/2013    DEBT             375558AH6      599        500,000   PRN         DEFINED         1        X
HASBRO INC 2.750000%
   12/01/2021             DEBT             418056AN7    7,531      5,700,000   PRN         DEFINED         1        X
HCC INSURANCE HOLDINGS
   1.300000% 04/01/2023   DEBT             404132AB8   10,760      8,325,000   PRN         DEFINED         1        X
HEWLETT-PACKARD CO 0%
   10/14/2017             DEBT             428236AC7    8,866     11,100,000   PRN         DEFINED         1        X
INTEL CORP 2.950000%
   12/15/2035             DEBT             458140AD2    6,314      6,100,000   PRN         DEFINED         1        X
INTL GAME TECHNOLOGY
   2.600000% 12/15/2036   DEBT             459902AP7   18,932     19,075,000   PRN         DEFINED         1        X
IVAX CORP 4.500000%
   05/15/2008             DEBT             465823AG7    3,098      3,000,000   PRN         DEFINED         1        X
LABORATORY CORP
   AMERICA HOLDINGS       DEBT             50540RAG7   12,075     11,500,000   PRN         DEFINED         1        X
LEHMAN BROTHERS
   HOLDINGS .250000%
   05/08/2010             DEBT             524908FN5    1,445      1,500,000   PRN         DEFINED         1        X
LIBERTY MEDIA CORP
   .750000% 03/30/2023    DEBT             530718AF2      221        200,000   PRN         DEFINED         1        X
LIBERTY MEDIA CORP
   3.250000% 03/15/2031   DEBT             530715AR2    1,202      1,500,000   PRN         DEFINED         1        X
LOCKHEED MARTIN CORP
   3.018130% 08/15/2033   DEBT             539830AP4   15,206     10,000,000   PRN         DEFINED         1        X
LOWE'S COMPANIES INC
   .861000% 10/19/2021    DEBT             548661CG0   13,160     12,950,000   PRN         DEFINED         1        X
MEDTRONIC INC
   1.625000% 04/15/2013   DEBT             585055AM8    6,758      6,000,000   PRN         DEFINED         1        X
MERRILL LYNCH & CO 0%
   03/13/2032             DEBT             590188W46   12,738     11,400,000   PRN         DEFINED         1        X
NABORS INDUSTRIES INC
   .940000% 05/15/2011    DEBT             629568AP1    7,670      8,000,000   PRN         DEFINED         1        X
NABORS INDUSTRIES INC
   0% 06/15/2023          DEBT             629568AL0    1,040      1,000,000   PRN         DEFINED         1        X
NEWMONT MINING CORP
   1.250000% 07/15/2014   DEBT             651639AF3    7,378      6,500,000   PRN         DEFINED         1        X
NEXTEL COMMUNIC           DEBT             65332VAY9   13,217     13,250,000   PRN         DEFINED         1        X
OMNICOM GROUP 0%
   07/01/2038             DEBT             681919AT3   10,189      9,500,000   PRN         DEFINED         1        X
PRUDENTIAL FINANCIAL
   INC 2.940000%
   12/12/2036             DEBT             744320AG7   13,822     13,500,000   PRN         DEFINED         1        X
PSS WORLD MEDICAL INC
   2.250000% 03/15/2024   DEBT             69366AAB6      591        500,000   PRN         DEFINED         1        X
RPM INTERNATIONAL INC.
   1.389000% 05/13/2033   DEBT             749685AK9    6,423      9,900,000   PRN         DEFINED         1        X
SANDISK CORP 1.000000%
   05/15/2013             DEBT             80004CAC5      950      1,000,000   PRN         DEFINED         1        X
SCHLUMBERGER LIMITED
   2.125000% 06/01/2023   DEBT             806857AD0    1,049        400,000   PRN         DEFINED         1        X
SCIELE PHARMA INC
   2.625000% 05/15/2027   DEBT             808627AA1    1,073      1,000,000   PRN         DEFINED         1        X
SELECTIVE INS GROUP
   1.615500% 09/24/2032   DEBT             816300AB3    3,360      6,000,000   PRN         DEFINED         1        X
ST JUDE MEDICAL INC
   1.220000% 12/15/2008   DEBT             790849AD5    1,016      1,000,000   PRN         DEFINED         1        X
TEVA PHARMACEUT FIN BV
   .375000% 11/15/2022    DEBT             88164MAB4    1,448        700,000   PRN         DEFINED         1        X
TEVA PHARMACEUT FIN BV
   1.750000% 02/01/2026   DEBT             88165FAA0    3,161      3,000,000   PRN         DEFINED         1        X
TEVA PHARMACEUT FIN
   LLC .250000%
   02/01/2024             DEBT             88164RAB3    5,704      4,400,000   PRN         DEFINED         1        X
TJX COMPANIES INC 0%
   02/13/2021             DEBT             872540AL3   13,326     13,650,000   PRN         DEFINED         1        X
TRANSOCEAN INC
   1.500000% 05/15/2021   DEBT             893830AD1   12,580      8,000,000   PRN         DEFINED         1        X
US BANCORP 3.605630%
   02/06/2037             DEBT             902973AT3    6,446      6,500,000   PRN         DEFINED         1        X
WALT DISNEY COMPANY
   2.125000% 04/15/2023   DEBT             254687AU0   13,102     10,750,000   PRN         DEFINED         1        X
WELLS FARGO COMPANY
   4.898750% 05/01/2033   DEBT             949746FA4   13,687     13,750,000   PRN         DEFINED         1        X
WYETH 2.390000%
   01/15/2024             DEBT             983024AD2   14,595     13,850,000   PRN         DEFINED         1        X

"STOCK"                                            7    15,121       247,272
DEBT                                              60   457,169   422,470,000
REPORT TOTALS                                     67   472,290   422,717,272